Employee Benefit Plan, Master Trust (Details) - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Jan. 01, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
EBP, Interest in Master Trust, Percentage	1.00%		1.00%
Total receivables	$ 3,477		$ 2,923
Net assets available for benefits	46,904	$ 37,496	37,496
EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	15,400,925		13,774,155
EBP, Investment, Excluding Plan Interest in Master Trust, Contract Value	776,605		758,680
EBP, Other Receivable	196		252
Total receivables	196		252
EBP, Asset	16,177,726		14,533,087
EBP, Other Liability	25		609
EBP, Liability	25		609
Net assets available for benefits	16,177,701		14,532,478
EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	38,554		31,067
EBP, Investment, Excluding Plan Interest in Master Trust, Contract Value	4,873		4,093
EBP, Other Receivable	0		0
Total receivables	0		0
EBP, Asset	43,427		35,160
EBP, Other Liability	0		587
EBP, Liability	0		587
Net assets available for benefits	43,427		34,573
Cash and Cash Equivalents | EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	54,063		59,712
Cash and Cash Equivalents | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	105		33
Equity | EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	2,875,954		3,105,335
Equity | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	2,140		2,275
Common Collective Trust | EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	10,765,933		9,201,146
Common Collective Trust | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	35,112		27,831
Brokerage Window | EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	460,347		393,713
Brokerage Window | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0		0
Mutual Fund | EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	1,244,628		1,014,249
Mutual Fund | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 1,197		$ 928